Put Option Liability - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2006	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Percentage of series A preferred shares subscribed	70.00%
Change in fair value of put option		$ (210)	$ (210)	$ (150)
Put Option
Derivative [Line Items]
Share purchase price		$ 1
Compounded growth rate		10.00%
QUALCOMM
Derivative [Line Items]
Percentage of legal ownership	70.00%
Percentage of series A preferred shares subscribed	30.00%